Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 540,217	$ 828,837	$ 540,217	$ 828,837	$ 306,109	$ 546,527	$ 799,697	$ 696,089
Working capital	538,000		538,000			541,000
Long-term investments-equity investments held	86,899	255,076	86,899	255,076	$ 245,678	246,026	$ 308,330	$ 255,535
Increased/decreased in other comprehensive income on assumption	$ 9,000	$ 26,000	$ 9,000	$ 26,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	0.00%	0.00%	0.00%
Change in interest rate, percentage	1.00%	1.00%	1.00%	1.00%
Weighted average effective interest rate earned percentage	5.13%	4.57%	5.21%	4.03%
Impact of percentage changes in the rate of interest on interest income value	$ 1,000	$ 2,000	$ 2,000	$ 3,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	86,899		86,899			246,026
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 88,000		$ 88,000			$ 247,000